Equity (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Common and Preferred Shares and Other Equity Instruments Outstanding
The following table details our common and preferred shares and other equity instruments outstanding.

	As at and for the year ended
	October 31, 2021				October 31, 2020

(Millions of Canadian dollars, except the number of shares and as otherwise noted)	Number of shares (thousands)	Amount	Dividends declared per share		Number of shares (thousands)	Amount	Dividends declared per share
Common shares issued
Balance at beginning of period	1,423,861	$17,628			1,430,678	$17,645
Issued in connection with share-based compensation plans (1)	1,326	100			1,043	80
Purchased for cancellation (2)	–	–			(7,860)	(97)
Balance at end of period	1,425,187	$17,728		$4.32	1,423,861	$17,628		$4.29
Treasury – common shares
Balance at beginning of period (3)	(1,388)	$(129)			(582)	$(58)
Purchases	(37,603)	(4,060)			(58,775)	(4,739)
Sales	38,329	4,116			57,969	4,668
Balance at end of period (3)	(662)	$(73)			(1,388)	$(129)
Common shares outstanding	1,424,525	$17,655			1,422,473	$17,499
Preferred shares and other equity instruments issued
First preferred (4)
Non-cumulative, fixed rate
Series BH	6,000	$150		$1.23	6,000	$150		$1.23
Series BI	6,000	150		1.23	6,000	150		1.23
Series BJ	6,000	150		1.31	6,000	150		1.31
Non-cumulative, 5-Year Rate Reset
Series AZ	20,000	500		0.93	20,000	500		0.93
Series BB	20,000	500		0.91	20,000	500		0.91
Series BD	24,000	600		0.80	24,000	600		0.85
Series BF	12,000	300		0.75	12,000	300		0.90
Series BK (5)	–	–		0.69	29,000	725		1.38
Series BM (6)	–	–		1.03	30,000	750		1.38
Series BO	14,000	350		1.20	14,000	350		1.20
Non-cumulative, fixed rate/floating rate
Series C-2	15	23	US$	67.50	15	23	US$	67.50
Other equity instruments
Limited recourse capital notes (LRCNs) (7)
Series 1 (8)	1,750	1,750		4.50%	1,750	1,750		4.50%
Series 2 (8)	1,250	1,250		4.00%	–	–		–
Series 3 (8)	1,000	1,000		3.65%	–	–		–
	112,015	$6,723			168,765	$5,948
Treasury – preferred shares and other equity instruments
Balance at beginning of period (3)	(2)	$(3)			34	$1
Purchases	(6,306)	(683)			(5,319)	(114)
Sales	6,144	647			5,283	110
Balance at end of period (3)	(164)	$(39)			(2)	$(3)
Preferred shares and other equity instruments outstanding	111,851	$6,684			168,763	$5,945

(1)	Includes fair value adjustments to stock options of $11 million (October 31, 2020 – $9 million).
(2)	During the year ended October 31, 2020, we purchased common shares for cancellation at an average cost of $103.62 per share with a book value of $12.34 per share.
(3)	Positive amounts represent a short position and negative amounts represent a long position.
(4)	First Preferred Shares were issued at $25 per share with the exception of Non-Cumulative Fixed Rate/Floating Rate First Preferred Shares Series C-2 (Series C-2) which were issued at US$1,000 per share (equivalent to US$25 per depositary share).
(5)	On May 24, 2021, we redeemed all 29 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BK at a price of $25 per share.
(6)	On August 24, 2021, we redeemed all 30 million of our issued and outstanding Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BM at a price of $25 per share.
(7)	Each series of LRCNs (LRCN Series) were issued at a $1,000 per note. The number of shares represent the number of notes issued and the dividends declared per share represent the annual interest rate percentage applicable to the notes issued as at the reporting date.
(8)
In connection with the issuance of LRCN Series 1, we issued $1,750 million of Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BQ (Series BQ); in connection with the issuance of LRCN Series 2, we issued $1,250 million of Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BR (Series BR); in connection with the issuance of LRCN Series 3, we issued $1,000 million of Non-Cumulative 5-Year Rate Reset First Preferred Shares Series BS (Series BS).The Series BQ, BR and BS preferred shares were issued at a price of $1,000 per share and were issued to a consolidated trust to be held as trust assets in connection with each respective LRCN Series.

Summary of Significant Terms and Conditions of Preferred Shares and Other Equity Instruments
Significant terms and conditions of preferred shares and other equity instruments

As at October 31, 2021	Current annual yield	Premium	Current dividend per share (1)		Earliest redemption date (2)	Issue date	Redemption price (2) , (3)
Preferred shares
First preferred
Non-cumulative, fixed rate
Series BH (4)	4.90%			$.306250	November 24, 2020	June 5, 2015		$26.00
Series BI (4)	4.90%			.306250	November 24, 2020	July 22, 2015		26.00
Series BJ (4)	5.25%			.328125	February 24, 2021	October 2, 2015		26.00
Non-cumulative, 5-Year Rate Reset (5)
Series AZ (4)	3.70%	2.21%		.231250	May 24, 2019	January 30, 2014		25.00
Series BB (4)	3.65%	2.26%		.228125	August 24, 2019	June 3, 2014		25.00
Series BD (4)	3.20%	2.74%		.200000	May 24, 2020	January 30, 2015		25.00
Series BF (4)	3.60%	2.62%		.187500	November 24, 2020	March 13, 2015		25.00
Series BO (4)	4.80%	2.38%		.300000	February 24, 2024	November 2, 2018		25.00
Non-cumulative, fixed rate/floating rate
Series C-2 (6)	6.75%	4.052%	US$	16.875000	November 7, 2023	November 2, 2015	US$	1,000.00
Other equity instruments
Limited recourse capital notes (7)
Series 1 (8)	4.50%	4.137%		n.a.	October 24, 2025	July 28, 2020		$1,000.00
Series 2 (9)	4.00%	3.617%		n.a.	January 24, 2026	November 2, 2020		1,000.00
Series 3 (10)	3.65%	2.665%		n.a.	October 24, 2026	June 8, 2021		1,000.00

(1)	Non-cumulative preferential dividends of each Series are payable quarterly, as and when declared by the Board of Directors, on or about the 24th day (7th day for Series C-2) of February, May, August and November.
(2)	Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may, on or after the dates specified above, redeem First Preferred Shares. In the case of Series AZ, BB, BD, BF, and BO, these may be redeemed for cash at a price per share of $25 if redeemed on the earliest redemption date and on the same date every fifth year thereafter. In the case of BH, BI and BJ, these may be redeemed for cash at a price per share of $26 if redeemed during the 12 months commencing on the earliest redemption date and decreasing by $0.25 each 12-month period thereafter to a price per share of $25 if redeemed four years from the earliest redemption date or thereafter. Series C-2 may be redeemed at a price of US$1,000 on the earliest redemption date and any dividend payment date thereafter.
(3)	Subject to the consent of OSFI and the requirements of the
Bank Act
(Canada), we may purchase the First Preferred Shares of each Series for cancellation at the lowest price or prices at which, in the opinion of the Board of Directors, such shares are obtainable.
(4)	The preferred shares include NVCC provisions, necessary for the shares to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1 and with a conversion price based on the greater of: (i) a floor price of $5 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the preferred share value ($25 plus declared and unpaid dividends) by the conversion price.
(5)	The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus the premium indicated. The holders have the option to convert their shares into non-cumulative floating rate First Preferred Shares subject to certain conditions on the earliest redemption date and every fifth year thereafter at a rate equal to the three-month Government of Canada Treasury Bill rate plus the premium indicated.
(6)	The dividend rate will change on the earliest redemption date at a rate equal to the 3-month LIBOR plus the premium indicated. Series C-2 do not qualify as Tier 1 regulatory capital.
(7)
The current annual yield on each LRCN Series represents the annual interest rate applicable to the notes issued as at the reporting date. The payments of interest and principal in cash on the LRCN Series are made at our discretion, and non-payment of interest and principal in cash does not constitute an event of default. In the event of (i) non-payment of interest on any interest payment date, (ii) non-payment of the redemption price in case of a redemption of a LRCN Series, (iii) non-payment of principal at the maturity of a LRCN Series, or (iv) an event of default on a LRCN Series, holders of such LRCN Series will have recourse only to the assets (Trust Assets) held by a third-party trustee in a consolidated trust in respect of such LRCN Series and each such noteholder will be entitled to receive its pro rata share of the Trust Assets. In such an event, the delivery of the Trust Assets for each LRCN Series will represent the full and complete extinguishment of our obligations under the related LRCN Series. The LRCNs include NVCC provisions, necessary for the shares to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is automatically redeemed and the redemption price will be satisfied by the delivery of Trust Assets, which will consist of common shares pursuant to an automatic conversion of the series of preferred shares that were issued concurrently with the related LRCN Series. Each series of preferred shares include an automatic conversion formula with a conversion price based on the greater of: (i) a floor price of
$5 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of common shares issued in respect of each series of preferred shares will be determined by dividing the preferred share value ($1,000 plus declared and unpaid dividends) by the conversion price. The number of common shares delivered to each noteholder will be based on such noteholder’s pro rata interest in the Trust Assets. Subject to the consent of OSFI, we may purchase LRCNs for cancellation at such price or prices and upon such terms and conditions as we in our absolute discretion may determine, subject to any applicable law restricting the purchase of notes.
(8)	LRCN Series 1 bear interest at a fixed rate of 4.5% per annum until November 24, 2025, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 4.137% until maturity on November 24, 2080. The interest is paid semi-annually on or about the 24 th
day of May and November. LRCN Series 1 is redeemable during the period from October 24 to and including November 24, commencing in 2025 and every fifth year thereafter to the extent we redeem Series BQ pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(9)	LRCN Series 2 bear interest at a fixed rate of 4.0% per annum until February 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 3.617% until maturity on February 24, 2081. The interest is paid semi-annually on or about the 24th day of February and August. LRCN Series 2 is redeemable during the period from January 24 to and including February 24, commencing in 2026 and every fifth year thereafter to the extent we redeem Series BR pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
(10)	LRCN Series 3 bear interest at a fixed rate of 3.65% per annum until November 24, 2026, and thereafter at a rate per annum, reset every fifth year, equal to the 5-Year Government of Canada Yield plus 2.665% until maturity on November 24, 2081. The interest is paid semi-annually on or about the 24th day of May and November. LRCN Series 3 is redeemable during the period from October 24 to and including November 24, commencing in 2026 and every fifth year thereafter to the extent we redeem Series BS pursuant to their terms and subject to the consent of OSFI and requirements of the
Bank Act
(Canada).
n.a.	not applicable